SUPPLEMENT DATED DECEMBER 1, 2003

TO

PROSPECTUS DATED MAY 1, 2003
FOR
ALL-STAR NY, ALL-STAR EXTRA NY,

ALL-STAR TRADITIONS NY,

ALL-STAR FREEDOM NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

______________________________________________________________

Effective immediately, all products that carry the All-Star name will change to Columbia All-Star. The name change will reflect the following:

ALL-STAR NY	COLUMBIA ALL-STAR NY
ALL-STAR EXTRA NY	COLUMBIA ALL-STAR EXTRA NY
ALL-STAR TRADTIONS NY	COLUMBIA ALL-STAR TRADITIONS NY
ALL-STAR FREEDOM NY	COLUMBIA ALL-STAR FREEDOM NY

In addition, Liberty Funds Distributors (LFD) will change its name to Columbia Funds Distributor (CFD). This change will effect any reference to the names All-Star or Liberty Funds Distributors in the Prospectus and Statement of Additional Information.